Discontinued Operations and Sale of Product Lines (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009	Jan. 02, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of product lines	$ 21.5
Discontinued Operations And Sale Of Product Lines (Textual) [Abstract]
Proceeds from sale of Office and Consumer Products in cash	550
Gain recognized on sale of product line	5.6
Purchase and sale agreement-after closing	15 months
Purchase of certain pressure-sensitive label stock products- after closing	3 years
Net sales from continuing operations	85.6	78.8	78.6
Label and Packaging Materials Business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of product lines	0.5
Performance Films Business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of product lines	$ 21.0